Flow-through share premium liability - Additional Information (Detail) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
IsoEnergy Ltd. [member]
Commitments [line items]
Required exploration expenditures	$ 4,000,000	$ 3,412,807